Accumulated other comprehensive loss (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Accumulated other comprehensive loss [Abstract]
Other comprehensive income (loss)	$ 3,441	$ 5,289	$ 5,089	$ 9,513
Changes in fair value of financial instruments	3,279	4,861	4,709	8,634
Losses reclassified to income	219	367	435	734
Change in fair value of marketable securities	$ (57)	$ 61	$ (55)	$ 145